Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Disclosure of subsidiaries [line items]
Balance at January 1				$ 237,506	$ 227,200
Loss for the period	$ (3,245)	$ (3,554)	[1]	(7,167)	(6,360)	[1]
Other comprehensive income				(27,647)	15,608
Balance at September 30	202,692	$ 236,448		202,692	$ 236,448
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at January 1				216,770
Balance at September 30	$ 181,857			$ 181,857

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).